U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.
                              Please print or type

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1.   Name and address of issuer:
     Phoenix Multi-Sector Fixed Income Fund, Inc.
     101 Munson Street
     Greenfield, MA 01301
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2.   Name of each series or class of funds for which this notice is filed:
     Phoenix Multi-Sector Fixed Income Fund, Inc. Class A Shares
     Phoenix Multi-Sector Fixed Income Fund, Inc. Class B Shares
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3.   Investment Company Act File Number:          811-5909

     Securities Act File Number:                  33-31243
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4.   Last day of fiscal year for which this notice is filed:    October 31, 1996
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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                             [ ]
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6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                     [None]
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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                     [None]
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9.   Number and aggregate sale price of securities sold during the fiscal year:
     6,752,084              86,843,416
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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
     8,977,742 shares                114,976,166
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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):
     863,077 shares          11,044,793
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12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the
          fiscal year in reliance on rule 24f-2 (from Item 10):   $  86,843,416
                                                                   -------------
     (ii) Aggregate price of shares issued in connection with
          dividend reinvestment plans (from Item 11, if
          applicable):                                             + 11,044,793
                                                                   -------------
     (iii) Aggregate price of shares redeemed or repurchased
          during the fiscal year (if applicable):                 - 114,976,166
                                                                   -------------
     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees
          pursuant to rule 24e-2 (if applicable):                  +
                                                                   -------------
     (v)  Net aggregate price of securities sold and issued
          during the fiscal year in reliance on rule 24f-2 [line
          (i), plus line (ii), less line (iii), plus line (iv)
          (if applicable):                                          (17,087,957)
                                                                   -------------
     (vi) Multiplier prescribed by Section 6(b) of the Securities
          Act of 1933 or other applicable law or regulation (see
          Instruction C.6):                                            x  1/3300
                                                                   -------------
     (vii) Fee due [line (i) or line (v) multiplied by line (vi)]   $         0
                                                                   -------------

Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                     [ X ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 12/27/96

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Thomas N. Steenburg
                                --------------------------------------------

                                Thomas N. Steenburg, Assistant Secretary
                                Phoenix Multi-Sector Fixed Income Fund, Inc.
                                --------------------------------------------
Date  12/27/96
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  *Please print the name and title of the signing officer below the signature.

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                               December 27, 1996



Board of Directors
Phoenix Multi-Sector Fixed Income Fund, Inc.
100 Bright Meadow Boulevard
Enfield, CT 06083

RE: Registration Statement No. 33-31243

Gentlemen:

     I have served as counsel to the Phoenix Multi-Sector Fixed Income Fund, Inc. in connection with the registration on Form N-1A of an indefinite number of its shares of beneficial interest under the Securities Act of 1933 and the subsequent notification with respect to 8,977,742 such shares sold in reliance upon Rule 24f-2 under the Investment Company Act of 1940 during the fiscal year ended October 31, 1996 (the "Shares").

     Based on my review of the relevant materials, it is my opinion that the Shares are legally issued, fully paid and non-assessable. I consent to the use of this opinion in connection with the Form 24F-2 to be filed with the Securities and Exchange Commission.

                                        Very truly yours,



                                        /s/ Thomas N. Steenburg
                                        Thomas N. Steenburg